UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F
                               Form 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: 9/30/2009
Check here if Amendment []; Amendment Number:
                                               -------
This Amendment (Check only one.):               [] is a restatement.
                                                [] adds new holdings entries.

Institutional Investment Manager Filing this Report:


Name:      Edgemoor Investment Advisors, Inc.

Address:   7250 Woodmont Avenue
           Suite 315
           Bethesda, MD  20814


Form 13F File Number: 28-11064


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Persons Signing this Report on Behalf of Reporting Manager:

Name:   Paul P. Meehan
Title:  Compliance Officer
Phone:  301-543-8373

Signature,  Place,  and  Date  of  Signing:

/s/ Paul P. Meehan                 Bethesda, MD                       10/30/2009
---------------------------------  ---------------------------------  ----------
[Signature]                        [City, State]                      [Date]



Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                    0

Form 13F Information Table Entry Total:             112

Form 13F Information Table Value Total:  $   279,988.00
                                         --------------
                                         (In Thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.
NONE




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
                                                  FORM 13F INFORMATION TABLE

            COLUMN 1                  COLUMN 2      COLUMN 3  COLUMN 4     COLUMN 5       COLUMN 6  COLUMN 7      COLUMN 8
--------------------------------- ----------------- --------- -------- ----------------- ---------- -------- ------------------
                                                               VALUE   SHRS OR  SH/ PUT/ INVESTMENT  OTHER    VOTING AUTHORITY
         NAME OF ISSUER            TITLE OF CLASS     CUSIP   (x$1000) PRN AMT  PRN CALL DISCRETION MANAGERS  SOLE  SHARED NONE
--------------------------------- ----------------- --------- -------- -------- --- ---- ---------- -------- ------ ------ ----
3M Co.                            COM               88579Y101     7411   100426 SH       SOLE                100426      0    0
AES Trust III                     PFD               00808N202      322     7310 SH       SOLE                  7310      0    0
AGL Res                           COM               001204106      723    20509 SH       SOLE                 20509      0    0
Amer Electric Power Co.           COM               025537101     1478    47688 SH       SOLE                 47688      0    0
American Express Co.              COM               025816109     6506   191918 SH       SOLE                191918      0    0
Amgen Inc.                        COM               031162100      371     6165 SH       SOLE                  6165      0    0
Apartment Invest. & Mgt. Pfd. Y   PFD               03748R796      290    13800 SH       SOLE                 13800      0    0
Apollo Group Inc. - A             COM               037604105      481     6530 SH       SOLE                  6530      0    0
Archer Daniels Midland Corp.      COM               039483201     1105    27705 SH       SOLE                 27705      0    0
Atmos Energy Corp.                COM               049560105     1816    64445 SH       SOLE                 64445      0    0
Automatic Data Process.           COM               053015103     9449   240420 SH       SOLE                240420      0    0
Avon Products Inc.                COM               054303102     3707   109155 SH       SOLE                109155      0    0
BB&T Cap Trust VI Pfd Sec         PFD               05531B201      617    22500 SH       SOLE                 22500      0    0
BCE Inc.                          COM               05534B760      592    23981 SH       SOLE                 23981      0    0
BP PLC ADR                        COM               055622104      365     6857 SH       SOLE                  6857      0    0
BT Group Inc.                     COM               05577E101     1294    62193 SH       SOLE                 62193      0    0
Bank of America Corp.             COM               060505104      170    10043 SH       SOLE                 10043      0    0
Bank of New York                  COM               064057102      471    16248 SH       SOLE                 16248      0    0
Berkshire Hathaway - A            COM               084990175     2525       25 SH       SOLE                    25      0    0
Berkshire Hathaway Inc. - B       COM               084670207    14910     4487 SH       SOLE                  4487      0    0
Biomed Realty Tr PFD A            PFD               09063H206      980    44050 SH       SOLE                 44050      0    0
Canadian Natural Resources Ltd.   COM               136385101      452     6727 SH       SOLE                  6727      0    0
CenterPoint Energy                COM               15189T107      533    42856 SH       SOLE                 42856      0    0
Chevrontexaco Corp.               COM               166764100      552     7839 SH       SOLE                  7839      0    0
Cigna Corp.                       COM               125509109      249     8856 SH       SOLE                  8856      0    0
Cisco Systems Inc.                COM               17275r102     8686   368981 SH       SOLE                368981      0    0
Citigroup Inc.                    COM               172967101       65    13352 SH       SOLE                 13352      0    0
Comcast Corp. 6.6% Pfd.           PFD               20030N507     1030    42920 SH       SOLE                 42920      0    0
Comcast Corp. 6.8% Pfd.           PFD               20030N408      819    32805 SH       SOLE                 32805      0    0
Comcast Corp. 7.0% Pfd.           PFD               20030N309      606    24250 SH       SOLE                 24250      0    0
Compass Minerals International    COM               20451N101     4387    71201 SH       SOLE                 71201      0    0
ConocoPhillips                    COM               20825C104     4607   102021 SH       SOLE                102021      0    0
Consol Tomoka Land Fla            COM               210226106      324     8472 SH       SOLE                  8472      0    0
Corts Provident Trust 1 Pfd.      PFD               22080X203      493    22380 SH       SOLE                 22380      0    0
Cross Timbers Royalty Trust       COM               22757R109      945    30650 SH       SOLE                 30650      0    0
Danaher Corp. Del                 COM               235851102      488     7247 SH       SOLE                  7247      0    0
Devon Energy Corp.                COM               25179M103     8186   121587 SH       SOLE                121587      0    0
Diageo PLC ADR                    COM               25243Q205     9402   152907 SH       SOLE                152907      0    0
Digital Realty Trust Pfd          PFD               253868202      521    21350 SH       SOLE                 21350      0    0
Dominion Resources Inc.           COM               25746U109     2321    67262 SH       SOLE                 67262      0    0
Duke Energy Corp.                 COM               26441C105     2094   133054 SH       SOLE                133054      0    0
E M C Corp. Mass                  COM               268648102      347    20350 SH       SOLE                 20350      0    0
Eaton Vance Tax                   COM               27829F108      224    18250 SH       SOLE                 18250      0    0
Enbridge Energy Mgmt              COM               29250X103     2031    45044 SH       SOLE                 45044      0    0
Enbridge Energy Ptrs. LP          COM               29250R106     1065    23631 SH       SOLE                 23631      0    0
Energy Transfer Partners          COM               29273R109     2394    56262 SH       SOLE                 56262      0    0
Enerplus Resources Fund           COM               29274D604      275    11996 SH       SOLE                 11996      0    0
Enterprise Products Pptns Lp      COM               293792107      732    25855 SH       SOLE                 25855      0    0
ExxonMobil Corp.                  COM               30231G102     2539    37005 SH       SOLE                 37005      0    0
Fastenal Co.                      COM               311900104     8375   216398 SH       SOLE                216398      0    0
Felcor Lodging Trust Inc. Pfd. A  PFD               31430F200      886    72475 SH       SOLE                 72475      0    0
Felcor Lodging Trust Inc. Pfd. C  PFD               31430F507      675    55270 SH       SOLE                 55270      0    0
Gatx Corp.                        COM               361448103      578    20685 SH       SOLE                 20685      0    0
General Dynamics Corp.            COM               369550108     2680    41485 SH       SOLE                 41485      0    0
General Electric Co.              COM               369604103     5904   359571 SH       SOLE                359571      0    0
General Mills Inc.                COM               370334104     2189    33998 SH       SOLE                 33998      0    0
Great Plains Energy Inc.          COM               391164100      956    53286 SH       SOLE                 53286      0    0
Hersha Hospitality Trust Pfd. A   PFD               427825203      210    11650 SH       SOLE                 11650      0    0
Hilltop Holdings Pfd. A           PFD               432748200     1504    64675 SH       SOLE                 64675      0    0
Huaneng Power International       COM               443304100     1342    50377 SH       SOLE                 50377      0    0

                                                  FORM 13F INFORMATION TABLE

            COLUMN 1                  COLUMN 2      COLUMN 3  COLUMN 4     COLUMN 5       COLUMN 6  COLUMN 7      COLUMN 8
--------------------------------- ----------------- --------- -------- ----------------- ---------- -------- ------------------
                                                               VALUE   SHRS OR  SH/ PUT/ INVESTMENT  OTHER    VOTING AUTHORITY
         NAME OF ISSUER            TITLE OF CLASS     CUSIP   (x$1000) PRN AMT  PRN CALL DISCRETION MANAGERS  SOLE  SHARED NONE
--------------------------------- ----------------- --------- -------- -------- --- ---- ---------- -------- ------ ------ ----
Innovative Gaming Corp of America COM               45764F305        0    16180 SH       SOLE                 16180      0    0
Intel Corp.                       COM               458140100      752    38411 SH       SOLE                 38411      0    0
Johnson & Johnson                 COM               478160104    10391   170659 SH       SOLE                170659      0    0
Kinder Morgan Energy Ptrs.        COM               494550106     2949    54583 SH       SOLE                 54583      0    0
Kinder Morgan Mgmt.               COM               49455U100     4105    86697 SH       SOLE                 86697      0    0
Legg Mason Corp Unit              COM               524901303     1074    30250 SH       SOLE                 30250      0    0
Lowe's Companies Inc.             COM               548661107     5515   263387 SH       SOLE                263387      0    0
MFA Mortgage Investments Pfd. A   PFD               55272X201      348    14100 SH       SOLE                 14100      0    0
Markel Corp.                      COM               570535104      468     1420 SH       SOLE                  1420      0    0
Medtronic Inc.                    COM               585055106     2888    78468 SH       SOLE                 78468      0    0
Methanex Corp.                    COM               59151K108      654    37802 SH       SOLE                 37802      0    0
Microsoft Corp.                   COM               594918104     8604   334538 SH       SOLE                334538      0    0
Monsanto Co                       COM               61166W101     4251    54922 SH       SOLE                 54922      0    0
National Grid PLC ADR             COM               636274300      504    10336 SH       SOLE                 10336      0    0
Noble Corp.                       COM               H5833N103     3496    92106 SH       SOLE                 92106      0    0
Nokia Corp. ADR                   COM               654902204     5904   403844 SH       SOLE                403844      0    0
Novartis AG ADR                   COM               66987V109    10327   204972 SH       SOLE                204972      0    0
Nstar                             COM               67019E107      954    29976 SH       SOLE                 29976      0    0
Nuveen Floating Rate Income Fund  COM               67072T108     1264   133574 SH       SOLE                133574      0    0
Oneok Inc.                        COM               682680103      270     7361 SH       SOLE                  7361      0    0
Owens & Minor                     COM               690732102      217     4800 SH       SOLE                  4800      0    0
Penn West Energy Trust            COM               707885109     1156    72961 SH       SOLE                 72961      0    0
Pepsico Inc.                      COM               713448108      266     4540 SH       SOLE                  4540      0    0
Pfizer Inc.                       COM               717081103     5856   353858 SH       SOLE                353858      0    0
Potomac Electric Pwr Co.          COM               713291102      508    34120 SH       SOLE                 34120      0    0
Procter & Gamble Co.              COM               742718109    10324   178241 SH       SOLE                178241      0    0
Progressive Corp. Ohio            COM               743315103      475    28662 SH       SOLE                 28662      0    0
Provident Energy Trust            COM               74386K104      325    56411 SH       SOLE                 56411      0    0
Public Storage Dep                COM               74460D232      413    18273 SH       SOLE                 18273      0    0
Schering-Plough Pfd.              COM               806605705     5142    21185 SH       SOLE                 21185      0    0
Spectra Energy                    COM               847560109     1031    54419 SH       SOLE                 54419      0    0
Sunstone Hotel Investors Pfd. A   PFD               867892200     1019    54490 SH       SOLE                 54490      0    0
TC Pipelines LP                   COM               87233q108      553    14514 SH       SOLE                 14514      0    0
Tejon Ranch Co.                   COM               879080109      448    17450 SH       SOLE                 17450      0    0
Terex Corp.                       COM               880779103     7032   339195 SH       SOLE                339195      0    0
Thermo Fisher Scientific Inc.     COM               883556102     3571    81774 SH       SOLE                 81774      0    0
Tupperware Corp.                  COM               899896104      487    12200 SH       SOLE                 12200      0    0
United Parcel Service - B         COM               911312106     6835   121040 SH       SOLE                121040      0    0
Unumprovident Corp.               COM               91529Y106      403    18800 SH       SOLE                 18800      0    0
Verizon Communications            COM               92343v104     2629    86865 SH       SOLE                 86865      0    0
Vodaphone Group ADR               COM               92857W209      641    28494 SH       SOLE                 28494      0    0
Wal-Mart Stores Inc.              COM               931142103      945    19245 SH       SOLE                 19245      0    0
Walgreen Company                  COM               931422109      570    15205 SH       SOLE                 15205      0    0
Weight Watchers Int'l.            COM               948626106     5863   213664 SH       SOLE                213664      0    0
Wellpoint Inc.                    COM               94973V107     7030   148431 SH       SOLE                148431      0    0
Wells Fargo & Co.                 COM               949746101      237     8399 SH       SOLE                  8399      0    0
Westar Energy Inc.                COM               95709T100      428    21950 SH       SOLE                 21950      0    0
Western Union Co.                 COM               959802109     9895   522971 SH       SOLE                522971      0    0
XTO Energy Co.                    COM               98385X106      257     6212 SH       SOLE                  6212      0    0
Xcel Energy Inc.                  COM               98389B100     1420    73825 SH       SOLE                 73825      0    0
Zimmer Holdings Inc.              COM               98956P102     1670    31246 SH       SOLE                 31246      0    0
eBay Inc.                         COM               278642103      375    15900 SH       SOLE                 15900      0    0


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